Offerings - Offering: 1	Nov. 03, 2026 USD ($)
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Shares of Beneficial Interest, par value $0.001 per share
Maximum Aggregate Offering Price	$ 199,062,233.91
Carry Forward Form Type	S-3
Carry Forward File Number	333-299780
Carry Forward Initial Effective Date	Nov. 07, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 30,476.43
Offering Note	Acadia Realty Trust (the "Registrant") previously registered common shares of beneficial interest, $0.001 par value per share (the "Common Shares"), having an aggregate offering price of up to $500,000,000 pursuant to a prospectus supplement dated February 14, 2025 (the "Prior Prospectus Supplement") and the Registrant's registration statement on Form S-3 (File No. 333-275356) filed with the Securities and Exchange Commission (the "Commission") on November 7, 2023 (the "Prior Registration Statement"). As of the date of this prospectus supplement, Common Shares having an aggregate offering price of up to $199,062,233.91 remain unsold under the Prior Prospectus Supplement (the "Carry Forward Securities"). Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended, the Carry Forward Securities have been included in the Registrant's registration statement on Form S-3 (File No. 333-299780), filed with the Commission on November 3, 2026. Registration fees of $30,476.43 previously paid in connection with the Carry Forward Securities will continue to be applied to those securities. The offering of the Carry Forward Securities under the Prior Registration Statement was deemed terminated upon the effectiveness of the new registration statement. Accordingly, no additional registration fee is due in connection with this prospectus supplement.